UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-10593

Morgan Stanley Institutional Fund of Hedge Funds LP

(Exact Name of Registrant as specified in Charter)

100 Front Street, Suite 400

West Conshohocken, Pennsylvania 19428-2881

(Address of principal executive offices)

Stefanie V. Chang Yu, Esq.

Morgan Stanley Investment Management Inc.

522 Fifth Avenue

New York, NY 10036

(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (212) 296-6970

Date of fiscal year end: December 31

Date of reporting period: September 30, 2012

Item 1. Schedule of Investments.

The Registrant’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds

Commodity Trading Advisors - Managed Futures
BlueTrend Fund L.P.	9/1/2011	$10,000,000	$9,890,431	2.04%

Total Commodity Trading Advisors - Managed Futures		10,000,000	9,890,431	2.04

Distressed
Avenue Asia Investments Delaware Statutory Trust	11/1/2007	2,945	4,027	0.00

Total Distressed		2,945	4,027	0.00

Equity Long/Short - High Hedge
HealthCor, L.P.	7/1/2011	11,062,500	10,867,349	2.24
Magnetar Equity Opportunities Fund LLC	2/1/2011	1,965,308	2,777,409	0.57
Millennium USA, L.P.	8/1/2008	17,326,388	24,952,861	5.15
Prism Partners III Leveraged, L.P.	6/1/2008	10,157,647	12,035,569	2.48

Total Equity Long/Short - High Hedge		40,511,843	50,633,188	10.44

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Equity Long/Short - Opportunistic
Amiya Global Emerging Opportunities Fund, L.P.	7/1/2011	$12,500,000	$12,961,601	2.67%
Doonbeg Fund, LP	4/1/2012	9,000,000	9,301,083	1.92
East Side Capital, L.P.	8/1/2012	8,000,000	8,491,393	1.75
GEM Realty Securities, L.P.	6/1/2011	11,500,000	11,630,630	2.40
Pelham Long/Short Fund LP	11/1/2009	12,071,390	13,947,067	2.87
Scopus Partners II, L.P.	4/1/2012	12,000,000	11,511,202	2.37
Seligman Tech Spectrum Fund LLC	9/1/2009	11,924,951	13,485,579	2.78
SR Global Fund L.P. - Emerging Markets Portfolio	1/1/2010	10,012,039	8,491,476	1.75
Turiya Fund LP	8/1/2012	12,000,000	11,944,070	2.46

Total Equity Long/Short - Opportunistic		99,008,380	101,764,101	20.97

Event Driven Credit
GCA Credit Opportunities Fund, LLC	3/1/2012	11,500,000	11,967,579	2.46

Total Event Driven Credit		11,500,000	11,967,579	2.46

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Macro
Avantium Liquid EM Macro Fund LP	12/1/2011	$11,000,000	$11,574,739	2.39%
BlueCrest Capital L.P.	7/1/2011	13,500,000	14,634,860	3.02
Brevan Howard L.P.	8/1/2004	7,700,000	19,365,341	3.99
D.E. Shaw Oculus Fund, L.L.C.	11/1/2004	8,512,486	13,827,236	2.85
Discovery Global Opportunity Partners, L.P.	9/1/2009	8,500,547	12,695,632	2.62
Global Ascent Ltd.	4/1/2011	9,962,262	9,273,287	1.91
Graham Global Investment Fund Ltd.	4/1/2011	13,711,237	14,340,509	2.96
Meru US HFF, LP	12/1/2009	13,520,880	16,933,726	3.49
QFR Victoria Fund, Ltd.	10/1/2009	11,897,298	15,055,475	3.10
Tudor BVI Global Fund L.P. (The)	7/1/2010	12,386,756	14,235,138	2.93

Total Macro		110,691,466	141,935,943	29.26

Mortgage Arbitrage
DoubleLine Opportunistic Income Fund II LP	2/1/2011	13,303,971	18,430,892	3.80
SPM Core Fund, L.P.	4/1/2011	15,000,000	19,883,203	4.10
Tilden Park Investment Fund LP	4/1/2012	14,000,000	16,597,649	3.42

Total Mortgage Arbitrage		42,303,971	54,911,744	11.32

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)

Multi-Strategy
Citadel Wellington LLC	7/1/2002	$12,693,889	$14,997,519	3.09%
HBK Fund II L.P.	11/1/2009	9,729,305	14,287,227	2.94
KLS Diversified Fund LP	7/1/2010	12,867,895	14,659,508	3.02
Magnetar Capital Fund II LP	1/1/2010	12,238,044	13,181,259	2.72
QVT Associates II LP	7/1/2009	1,950,443	2,859,291	0.59
QVT Onshore LP	3/1/2012	4,471,141	6,792,996	1.40
QVT SLV Onshore Ltd.	3/1/2012	1,142,602	1,775,121	0.37

Total Multi-Strategy		55,093,319	68,552,921	14.13

Relative Value Credit
Bell Point Credit Opportunities Fund, LP	5/1/2011	6,072,181	5,275,307	1.09

Total Relative Value Credit		6,072,181	5,275,307	1.09

Restructurings and Value
Castlerigg Partners L.P.	5/1/2007	1,540	1,698	0.00

Total Restructurings and Value		1,540	1,698	0.00

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Description	First Acquisition Date	Cost	Fair Value	Percent of Partners’ Capital
Investment Funds (continued)
Statistical Arbitrage
GSA Alpha Capture, L.P.	3/1/2011	$10,036,271	$10,566,691	2.18%
Two Sigma Spectrum U.S. Fund, LP	4/1/2010	13,211,381	15,859,303	3.27

Total Statistical Arbitrage		23,247,652	26,425,994	5.45

Total Investments in Investment Funds		398,433,297	471,362,933	97.16

Short-Term Investments
State Street Institutional Liquid Reserves Fund - Institutional Class 0.21%		10,190,265	10,190,265	2.10

Total Short-Term Investments		10,190,265	10,190,265	2.10

Total Investments in Investment Funds and Short-Term Investments		$408,623,562	481,553,198	99.26

Other Assets, less Liabilities			3,578,369	0.74

Total Partners’ Capital			$485,131,567	100.00%

ALTERNATIVE INVESTMENT PARTNERS	Morgan Stanley

MORGAN STANLEY ALTERNATIVE INVESTMENT PARTNERS LP

Morgan Stanley Institutional Fund of Hedge Funds LP

Schedule of Investments (Unaudited) (continued)

September 30, 2012

Strategy Allocation	Percent of Partners’ Capital
Macro	29.26%
Equity Long/Short - Opportunistic	20.97
Multi-Strategy	14.13
Mortgage Arbitrage	11.32
Equity Long/Short - High Hedge	10.44
Statistical Arbitrage	5.45
Event Driven Credit	2.46
Short-Term Investments	2.10
Commodity Trading Advisors - Managed Futures	2.04
Relative Value Credit	1.09
Distressed	0.00
Restructurings and Value	0.00

Total Investments in Investment Funds and Short-Term Investments	99.26%

Notes to Schedule of Investments

Portfolio Valuation

The Board of Directors (the “Board”) of Morgan Stanley Institutional Fund of Hedge Funds LP (the “Partnership”) has approved procedures pursuant to which the Partnership values its investments in Investment Funds at fair value, which ordinarily will be the amount equal to the Partnership’s pro rata interest in the net assets of each such Investment Fund, as such value is supplied by, or on behalf of, the Investment Fund’s investment manager from time to time, usually monthly. Values received from, or on behalf of, the Investment Funds’ respective investment managers are typically estimates only, subject to subsequent revision by such investment managers. Such values are generally net of management fees and performance incentive fees or allocations payable to the Investment Funds’ managers or general partners pursuant to the Investment Funds’ operating agreements. The Investment Funds value their underlying investments in accordance with policies established by each Investment Fund, as described in each of their financial statements or offering memoranda. The Partnership’s investments in Investment Funds are subject to the terms and conditions of the respective operating agreements and offering memoranda, as appropriate.

The Partnership’s investment adviser (the “Adviser”) has designed ongoing due diligence processes with respect to Investment Funds and their investment managers, which assist the Adviser in assessing the quality of information provided by, or on behalf of, each Investment Fund and in determining whether such information continues to be reliable or whether further investigation is necessary. Such investigation, as applicable, may or may not require the Adviser to forego its normal reliance on the value supplied by, or on behalf of, such Investment Fund and to determine independently the fair value of the Partnership’s interest in such Investment Fund, consistent with the Partnership’s fair valuation procedures.

Where no value is readily available from an Investment Fund or where a value supplied by an Investment Fund is deemed by the Adviser not to be indicative of its fair value, the Adviser will determine the fair value of the Investment Fund. In order to determine the fair value of these Investment Funds, the Adviser has established the Fund of Hedge Funds Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for determining and implementing the Partnership’s valuation policies and procedures, which have been adopted by, and are subject to Board supervision. The Valuation Committee consists of voting members from Morgan Stanley’s accounting, financial reporting and risk management groups, and non-voting members from portfolio management, legal and compliance groups. A member of the portfolio management team may attend each Valuation Committee meeting to provide knowledge, insight, and recommendations on valuation issues. The portfolio management team will recommend to the Valuation Committee a fair value for an Investment Fund, using such valuation techniques such as a market, income, or cost approach. In applying these valuation techniques, the portfolio management team uses their knowledge of the Investment Fund, industry expertise, information obtained through communication with the Investment Fund’s investment manager, and available relevant information as it considers material. After consideration of the portfolio management team’s recommendation, the Valuation Committee will determine, in good faith, the fair value of the Investment Fund. Because of the inherent uncertainty of valuation, the fair values of the Partnership’s investments may differ significantly from the values that would have been used had a ready market for these Investment Funds held by the Partnership been available.

Short-term investments are invested in a money market fund. Investments in money market funds are valued at net asset value.

Fair Value of Financial Instruments

The fair value of the Partnership’s assets and liabilities that qualify as financial instruments approximates the carrying amounts presented in the Schedule of Investments. Fair value is defined as the price that the Partnership would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. The Partnership uses a three-tier hierarchy to distinguish between (a) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (b) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the fair value of the Partnership’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 – quoted prices in active markets for identical investments

• Level 2 – other significant observable inputs (including quoted prices for similar investments, fair value of investments for which the Partnership has the ability to fully redeem tranches at net asset value as of the measurement date or within the near term, short-term investments that are valued at amortized cost)

• Level 3 – significant unobservable inputs (including the Partnership’s own assumptions in determining the fair value of investments, fair value of investments for which the Partnership does not have the ability to fully redeem tranches at net asset value as of the measurement date or within the near term)

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The units of account that are valued by the Partnership are its interests in the Investment Funds or other financial instruments and not the underlying holdings of such Investment Funds or other financial instruments. Thus, the inputs used by the Partnership to value its investments in each of the Investment Funds or other financial instruments may differ from the inputs used to value the underlying holdings of such Investment Funds or other financial instruments.

The Partnership’s policy is to recognize transfers between Levels 1, 2 or 3 and transfers due to strategy reclassification, if any, as if they occurred as of the beginning of the reporting period. For the period from January 1, 2012 to September 30, 2012, the Partnership did not have any transfers between Levels 1, 2 and 3.

The following is a summary of the inputs used for investment tranches as of September 30, 2012 in valuing the Partnership’s investments carried at fair value:

	Level 1	Level 2	Level 3	Total

Investment Funds
Commodity Trading Advisors - Managed Futures	$—	$9,890,431	$—	$9,890,431
Distressed	—	—	4,027	4,027
Equity Long/Short - High Hedge	—	14,812,978	35,820,210	50,633,188
Equity Long/Short - Opportunistic	—	89,820,031	11,944,070	101,764,101
Event Driven Credit	—	11,967,579	—	11,967,579
Macro	—	141,935,943	—	141,935,943
Mortgage Arbitrage	—	38,314,095	16,597,649	54,911,744
Multi-Strategy	—	29,657,027	38,895,894	68,552,921
Relative Value Credit	—	—	5,275,307	5,275,307
Restructurings and Value	—	—	1,698	1,698
Statistical Arbitrage	—	26,425,994	—	26,425,994

Total Investment Funds	$—	$362,824,078	$108,538,855	$471,362,933

Short-Term Investments	$—	$10,190,265	$—	$10,190,265

The following is a reconciliation of investment tranches for which significant unobservable inputs (Level 3) were used in determining value:

Investment Funds	Balance as of December 31, 2011	Purchases	Sales	Net realized gain (loss)	Net change in unrealized appreciation/ depreciation	Balance as of September 30, 2012
Distressed	$9,097	$—	$(46,018)	$(9,204)	$50,152	$4,027
Equity Long/Short - High Hedge	45,838,961	—	(12,106,998)	2,291,549	(203,302)	35,820,210
Equity Long/Short - Opportunistic	—	12,000,000	—	—	(55,930)	11,944,070
Event Driven Credit	21,267,167	—	(22,506,375)	338,905	900,303	—
Macro	346,745	—	(507,885)	146,297	14,843	—
Mortgage Arbitrage	—	14,000,000	—	—	2,597,649	16,597,649
Multi-Strategy	54,492,585	2,000,000	(21,988,827)	4,303,527	88,609	38,895,894
Relative Value Credit	8,383,374	—	(3,338,436)	(589,382)	819,751	5,275,307
Restructurings and Value	1,216,806	—	(1,453,399)	5,002	233,289	1,698

Total Investment Funds	$131,554,735	$28,000,000	$(61,947,938)	$6,486,694	$4,445,364	$108,538,855

Investment Funds	Net change in unrealized appreciation/ depreciation on Level 3 investment tranches still held as of September 30, 2012
Distressed	$50,152
Equity Long/Short - High Hedge	(203,277)
Equity Long/Short - Opportunistic	(55,930)
Mortgage Arbitrage	2,597,649
Multi-Strategy	119,345
Relative Value Credit	819,752
Restructurings and Value	9,430

Total Investment Funds	$3,337,121

As of September 30, 2012, there were no significant unobservable valuation inputs for Level 3 fair value measurements for investments held.

Item 2. Controls and Procedures

(a) The Registrant’s principal executive officer and principal financial officer have concluded that the Registrant’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Registrant in the form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes or corrective actions during the Registrant’s third fiscal quarter with regard to significant deficiencies or material weaknesses in the Registrant’s internal controls over financial reporting or in other factors that could materially affect the Registrant’s internal controls over financial reporting.

Item 3. Exhibits

(a) Certifications of Principal Executive Officer and Principal Financial Officer attached to the report as part of EX-99. CERT

SIGNATURES

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused his report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Morgan Stanley Institutional Fund of Hedge Funds LP

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 21, 2012

Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jacques Chappuis
Name:	Jacques Chappuis
Title:	Principal Executive Officer
Date:	November 21, 2012

By:	/s/ Noel Langlois
Name:	Noel Langlois
Title:	Principal Financial Officer
Date:	November 21, 2012